UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:______________
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico        New York, NY                      8/4/04
------------------       ---------------             --------------------
   [Signature]             [City, State]                    [Date]

/s/ Ellen H. Adams        New York, NY                      8/4/04
------------------       ---------------             --------------------
   [Signature]             [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


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INVESTMENT MANAGER: CASTLEROCK MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF JUNE 30, 2004


                                     TITLE                     VALUE      SHRS/   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER               OF CLASS       CUSIP      (X$1,000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE  SHARED  NONE
      --------------               --------       -----      ---------   -------  --- ---- ---------- --------    ----  ------  ----
ADVANCE AUTO PARTS INC                COM         00751Y106    7,256     164,226   SH        SOLE      01        164,226    0    0
AMERICAN TOWER CORP                  CL A         029912201    4,058     267,000   SH        SOLE      01        267,000    0    0
AMERICREDIT CORP                      COM         03060R101    8,654     443,118   SH        SOLE      01        443,118    0    0
AMR CORP                              COM         001765106    3,778     312,000   SH        SOLE      01        312,000    0    0
ANALOG DEVICES INC                    COM         032654105    1,850      39,300   SH        SOLE      01         39,300    0    0
APPLIED MATERIALS INC                 COM         038222105   13,359     680,872   SH        SOLE      01        680,872    0    0
BANK OF NEW YORK CO INC               COM         064057102      249       8,449   SH        SOLE      01          8,449    0    0
COMPUTER ASSOCIATES INTL INC          COM         204912109   13,718     488,884   SH        SOLE      01        488,884    0    0
CONSOL ENERGY INC                     COM         20854P109    9,020     250,550   SH        SOLE      01        250,550    0    0
CROWN CASTLE INTL CORP                COM         228227104   12,645     857,257   SH        SOLE      01        857,257    0    0
CYMER INC                             COM         232572107   15,893     424,487   SH        SOLE      01        424,487    0    0
D R HORTON INC                        COM         23331A109      980      34,500   SH        SOLE      01         34,500    0    0
EPIX MEDICAL INC                      COM         26881Q101    3,891     184,405   SH        SOLE      01        184,405    0    0
EQUINIX INC                           COM NEW     29444U502    8,746     257,695   SH        SOLE      01        257,695    0    0
FLANDERS CORP                         COM         338494107      495      59,900   SH        SOLE      01         59,900    0    0
FRIEDMAN BILLINGS RAMSEY GROUP       CL A         358434108    2,810     142,000   SH        SOLE      01        142,000    0    0
GILEAD SCIENCES INC                   COM         375558103    1,869      27,900   SH        SOLE      01         27,900    0    0
GUIDANT CORP                          COM         401698105    6,221     111,336   SH        SOLE      01        111,336    0    0
ISOLAGEN INC                          COM         46488N103    5,003     486,700   SH        SOLE      01        486,700    0    0
LAIDLAW INTL INC                      COM         50730R102    3,750     289,350   SH        SOLE      01        289,350    0    0
MARVEL ENTERPRISES INC                COM         57383M108    8,208     420,514   SH        SOLE      01        420,514    0    0
MEASUREMENT SPECIALTIES INC           COM         583421102    1,656      76,687   SH        SOLE      01         76,687    0    0
MEMC ELECTRONIC MATERIALS INC         COM         552715104    8,667     877,210   SH        SOLE      01        877,210    0    0
MGP INGREDIENTS INC                   COM         55302G103    2,677      69,200   SH        SOLE      01         69,200    0    0
MICHAELS STORES INC                   COM         594087108    4,690      85,269   SH        SOLE      01         85,269    0    0
NATIONAL SEMICONDUCTOR CORP           COM         637640103    1,891      86,000   SH        SOLE      01         86,000    0    0
NII HOLDINGS INC                     CL B NEW     62913F201   10,885     323,104   SH        SOLE      01        323,104    0    0
QUANTA CAPITAL HOLDINGS LTD.          SHS         G7313F106    3,078     289,800   SH        SOLE      01        289,800    0    0
RELIANT RESOURCES INC                 COM         75952B105    3,888     359,000   SH        SOLE      01        359,000    0    0
ROWAN COMPANIES INC                   COM         779382100    2,895     119,000   SH        SOLE      01        119,000    0    0
STARWOOD HOTELS & RESORTS WRLD      PAIRED CTF    85590A203    5,570     124,200   SH        SOLE      01        124,200    0    0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR  874039100    2,982     358,800   SH        SOLE      01        358,800    0    0
TIME WARNER TELECOM INC              CL A         887319101    1,676     400,000   SH        SOLE      01        400,000    0    0
TYCO INTERNATIONAL LTD NEW            COM         902124106   10,373     312,997   SH        SOLE      01        312,997    0    0
UNITEDGLOBALCOM                      CL A         913247508    3,572     491,956   SH        SOLE      01        491,956    0    0
VALEANT PHARMACEUTICALS INTL          COM         91911X104    6,646     332,300   SH        SOLE      01        332,300    0    0
VIACOM INC                           CL B         925524308    5,358     150,000   SH        SOLE      01        150,000    0    0
VISHAY INTERTECHNOLOGY INC            COM         928298108    3,159     170,000   SH        SOLE      01        170,000    0    0
WABASH NATIONAL CORP                  COM         929566107    2,623      95,198   SH        SOLE      01         95,198    0    0
WASHINGTON MUTUAL INC                 COM         939322103    3,594      93,000   SH        SOLE      01         93,000    0    0

                TOTAL RECORDS 40                 TOTAL VALUE 218,334

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:         218,334
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number        Name
     01       028-6185                    CastleRock Asset Management, Inc.


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